Property, Plant and Equipment - Disclosure of Summary about Property, Plant and Equipment (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)		Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		₨ 85,192
Capital work-in-progress		16,288			₨ 19,309
Ending balance		90,898		$ 1,198	85,192
Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		175,194			161,644
Additions		24,509			20,005
Additions through Business combinations		708			84
Disposals		(9,274)			(6,971)
Translation adjustment		795			432
Ending balance		191,932			175,194
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		109,311			100,872
Depreciation and impairment		15,992	[1]		14,529
Disposals		(8,634)			(6,307)	[1]
Translation adjustment		653			217
Ending balance		117,322			109,311
Land [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,815			3,761
Additions		1,031			107
Disposals		(30)			(58)
Translation adjustment		(3)			5
Ending balance		4,813			3,815
Buildings [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		39,414			36,510
Additions		1,676			3,569
Disposals		(440)			(765)
Translation adjustment		36			100
Ending balance		40,686			39,414
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		8,785			7,948
Depreciation and impairment		1,536	[1]		1,500
Disposals		(346)			(695)	[1]
Translation adjustment		28			32
Ending balance		10,003			8,785
Plant and equipment [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[2]	110,855			100,695
Additions	[2]	19,411			14,362
Additions through Business combinations	[2]	370			27
Disposals	[2]	(7,863)			(4,532)
Translation adjustment		698	[2]		303
Ending balance	[2]	123,471			110,855
Plant and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[2]	85,040			78,056
Depreciation and impairment	[2]	12,305	[1]		11,123
Disposals	[2]	(7,451)			(4,313)	[1]
Translation adjustment	[2]	571			174
Ending balance	[2]	90,465			85,040
Furniture fixtures and equipment [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		20,692			19,870
Additions		2,384			1,958
Additions through Business combinations		335			57
Disposals		(826)			(1,218)
Translation adjustment		60			25
Ending balance		22,645			20,692
Furniture fixtures and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		15,089			14,141
Depreciation and impairment		2,141	[1]		1,845
Disposals		(725)			(908)	[1]
Translation adjustment		52			11
Ending balance		16,557			15,089
Vehicles [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		418			808
Additions		7			9
Additions through Business combinations		3
Disposals		(115)			(398)
Translation adjustment		4			(1)
Ending balance		317			418
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		397			727
Depreciation and impairment		10	[1]		61
Disposals		(112)			(391)	[1]
Translation adjustment		2
Ending balance		₨ 297			₨ 397

[1]	Includes impairment charge on certain software platforms amounting to ₹ Nil, ₹ 285 and ₹ Nil for the year ended March 31, 2020, 2021 and 2022, respectively.
[2]	Including net carrying value of computer equipment and software amounting to ₹ 18,508 and ₹ 25,162, as at March 31, 2021 and 2022, respectively.